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                          SUPPLEMENT TO THE PROSPECTUS

                              CREDIT SUISSE TRUST
                          GLOBAL TECHNOLOGY PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectus.

Effective April 14, 2003, Scott T. Lewis no longer serves as Co-Portfolio Manager of the portfolio. Vincent J. McBride continues to serve as Portfolio Manager of the portfolio. David Lefkowitz and Naimish M. Shah continue to serve as Associate Portfolio Managers of the portfolio.

Dated: April 14, 2003                                              TRGLT-16-0403
                                                                        2003-022